Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from Related Parties	$ 22,978	$ 22,995	$ 28,265
Due to Related Parties	96,799	64,204	55,522
Homeowners' Association [Member]
Related Party Transaction [Line Items]
Due from Related Parties	16,354	13,346	12,163
Due to Related Parties	49,890	33,441	34,796
Other Related Parties [Member]
Related Party Transaction [Line Items]
Due from Related Parties	667	679	429
Due to Related Parties	203	200	292
Trust [Member]
Related Party Transaction [Line Items]
Due from Related Parties	5,957	8,970	15,673
Due to Related Parties	$ 46,706	$ 30,563	$ 20,434